Fair Value Measurements - Summary of Activity for Liabilities Measured at Fair Value Using Level 3 Inputs (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 10, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Beginning Balance		$ 12,549,000	$ 11,113,000	$ 11,113,000	$ 4,270,000
Derivative financial instruments reclassified to equity upon amendment					(6,415,000)
Issuances of derivative financial instruments		268,000	2,296,000	6,544,000	2,870,000
Derivative financial instruments reclassified to equity in IPO	(7,200,000)	(7,170,000)
Unrealized (gain) loss related to change in fair value		(5,129,000)	(3,036,000)	(7,538,000)	10,388,000
Ending Balance		518,000	10,373,000	12,549,000	11,113,000
Warrant Restructuring [Member]
Fair Value Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Warrant restructuring/exercised				2,485,000
Warrants Exercised [Member]
Fair Value Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Warrant restructuring/exercised				$ (55,000)